Financial expense, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial income [Abstract]
Interest income on deposits and current accounts	$ 9,672	$ 9,025
Interest income from loans and credits	1,526	1,321
Interest rates gains on derivatives: cash flow hedges	118	244
Total	11,316	10,590
Financial expense [Abstract]
Interest on loans and notes	(175,857)	(172,876)
Interest rates gains on derivatives: cash flow hedges	12,223	9,931
Total	(163,634)	(162,945)
Other financial income (expenses), net [Abstract]
Other financial income	1,637	6,244
Other financial losses	(12,657)	(13,187)
Total	(11,020)	(6,943)
Kaxu [Member]
Other financial income (expenses), net [Abstract]
Income for non-monetary change to fair value of derivatives	100	1,000
Kaxu [Member] | Notes Conversion Option [Member]
Other financial income (expenses), net [Abstract]
Income for non-monetary change to fair value of derivatives	$ 800	$ 2,400